Stockholder's Equity (Details)			1 Months Ended	4 Months Ended		9 Months Ended
	Jan. 21, 2021 shares	Aug. 28, 2020 USD ($) $ / shares shares	Aug. 28, 2020 USD ($) $ / shares shares	Dec. 31, 2021 D shares	Dec. 31, 2020 item $ / shares £ / shares shares	Sep. 30, 2021 £ / shares shares	Sep. 30, 2021 $ / shares shares	Jan. 26, 2021 $ / shares	Dec. 31, 2020 USD ($) Vote D $ / shares shares	Dec. 28, 2020 shares	Dec. 31, 2019 £ / shares shares
Stockholder's Equity (Details) [Line Items]
Common stock, par share (in Dollars per share) | £ / shares					£ 0.01
Shares issued									11,380,421		11,324,677
Shares outstanding									11,380,421		11,324,677
Stock price (in Dollars per share) | (per share)					£ 14.54				$ 19.87
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Stockholder's Equity (Details) [Line Items]
Preferred stock, shares authorized						1,000,000	1,000,000		1,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Preferred stock, shares issued				0		0	0		0
Preferred stock, shares outstanding				0		0	0		0
Business Combination, description						The Company’s initial stockholders have agreed not to transfer, assign or sell their founder shares until the earlier to occur of (A) one year after the completion of the Company’s initial business combination or (B) subsequent to the Company’s initial business combination, (x) if the last reported sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s initial business combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Threshold period for not to transfer, assign or sale of shares or warrants, after the completion of the initial business combination				1 year
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days	150 days
Number of votes per common share | Vote									1
Redemption price per public warrant (in dollars per share) | $ / shares					£ 0.01
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares					£ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)					180
Warrants outstanding | $									$ 0
Warrants to purchase share of stock									1
Related party transaction, description						On January 21, 2021, the Company effected a 1.1111 for 1 stock dividend for each Founder Share of Class B common stock outstanding, resulting in our Sponsor holding an aggregate of 5,750,000 founder shares including 750,000 Founder Shares that are subject to forfeiture for no consideration to the extent that the underwriter’s over-allotment option is not exercised in full or in part. On January 26, 2021, the underwriter exercised the full over-allotment option and therefore the 750,000 Founder Shares are no longer subject to forfeiture.
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares									$ 12.00
Number of trading days at $12.00 per share or more for sponsors to transfer shares | D				20					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination				30 days	30 days
Stock price (in Dollars per share) | $ / shares							$ 9.91	$ 9.59
Consecutive trading days for redemption of public warrants | item					30
Minimum threshold written notice period for redemption of public warrants					30 days
Redemption period					30 days
Warrants expiration term									5 years
Trading days for redemption of public warrants | item					20
Threshold number of business days before sending notice of redemption to warrant holders					3 days
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Stockholder's Equity (Details) [Line Items]
Shares outstanding		5,175,000	5,175,000
Class A Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized						100,000,000	100,000,000		100,000,000
Common stock, par share (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Shares issued						0	0		0
Shares outstanding						0	0		0
Shares subject to possible redemption						23,000,000	23,000,000		0
Business combination conversion basis percentage					20.00%
Stock price trigger for redemption of public warrants (in dollars per share) | $ / shares					£ 11.50
Percentage of gross proceeds on total equity proceeds					60
Threshold consecutive trading days for redemption of public warrants					20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)					115
Stock price (in Dollars per share) | $ / shares							$ 12.00
Stock price lower of which exercise price of warrants will be adjusted (in Dollars per share) | $ / shares									$ 9.20
Class B Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Common stock, shares authorized						5,476,837	5,476,837		5,296,549		5,296,549
Common stock, par share (in Dollars per share) | £ / shares					£ 0.01	£ 0.01					£ 0.01
Shares issued						5,476,837	5,476,837		5,296,549		5,296,549
Shares outstanding						5,476,837	5,476,837		5,296,549		5,296,549
Class B Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member]
Stockholder's Equity (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares									$ 0.0001
Common stock, shares authorized						10,000,000	10,000,000		10,000,000
Common stock, par share (in Dollars per share) | $ / shares							$ 0.0001		$ 0.0001
Shares issued						5,750,000	5,750,000		5,750,000
Shares outstanding						5,750,000	5,750,000		5,750,000
Number of shares subject to forfeiture					750,000
Business combination conversion basis percentage						20.00%
Common stock voting rights						Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of the Company’s stockholders, with each share of common stock entitling the holder to one vote.
Class B Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member] | Founder Shares [Member]
Stockholder's Equity (Details) [Line Items]
Shares issued		3,450,000	3,450,000
Common stock price per share | $ / shares		$ 0.007	$ 0.007
Common stock value | $		$ 25,000	$ 25,000
Shares outstanding										5,175,000
Number of shares subject to forfeiture				750,000
Common stock per share (in Shares)		0.007	0.007
Class B Common Stock [Member] | CIK 0001822888 Virtuoso Acquisition Corp [Member] | Subsequent Event | Founder Shares [Member]
Stockholder's Equity (Details) [Line Items]
Shares outstanding	5,750,000
Number of shares subject to forfeiture	750,000